Additional cash flows information	12 Months Ended
Aug. 31, 2020
Additional Cash Flows Information
Additional cash flows information	25.Additional cash flows information Financing and investing activities not involving cash:

	2020	2019	2018
	$	$	$
Additions to property and equipment by way of finance lease	—	11,333	—